(2) Significant Accounting Policies: Geographical Information (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Geographical Information

Geographical Information

The Company recognized revenues from international sources from its products and monitoring services.  Revenues are attributed to the geographic areas based on the location of the customers purchasing and leasing the products.  The revenues recognized by geographic area for the fiscal years ended September 30, 2012 and 2011, are as follows:

	Fiscal Years Ended
	September 30,
	2012	2011
United States of America	$ 14,075,140	$ 14,499,613
Latin American Countries	2,450,984	2,533,483
Caribbean Countries and Commonwealths	3,217,651	912,504
Other Foreign Countries	47,717	16,203
Total	$ 19,791,492	$ 17,961,803

The long-lived assets, net of accumulated depreciation and amortization, used in the generation of revenues by geographic area as of September 30, 2012 and 2011, were as follows:

	Net Property and Equipment		Net Monitoring Equipment
	2012	2011	2012	2011
United States of America	$ 677,493	$ 1,082,453	$ 2,328,139	$ 3,352,614
Latin American Countries	-	-	719,171	32,919
Caribbean Countries and Commonwealths	-	4,180	263,782	71,687
Other Foreign Countries	-	-	14,018	4,765
Total	$ 677,493	$ 1,086,633	$ 3,325,110	$ 3,461,985